UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Name and address of agent for service)

(800) 497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
March 31, 2012

	Shares	Value
COMMON STOCKS - 96.7%
AUSTRALIA - 8.2%
Diversified - Sector - 1.7%
Dexus Property Group 1
(Cost - $88,294)	98,900	$89,375
Retail - 6.5%
Westfield Group 1	25,900	237,455
Westfield Retail Trust 1	33,400	89,460
Total Retail
(Cost - $305,479)		326,915
Total AUSTRALIA
(Cost - $393,773)		416,290
CANADA - 1.9%
Residential - 1.9%
Boardwalk Real Estate Investment Trust 1
(Cost - $87,242)	1,700	97,318
Total CANADA
(Cost - $87,242)		97,318
FRANCE - 2.7%
Diversified - Sector - 2.7%
Unibail-Rodamco SE 1
(Cost - $130,259)	700	140,039
Total FRANCE
(Cost $130,259)		140,039
GERMANY - 1.3%
Office - 1.3%
Alstria Office REIT-AG 1
(Cost - $65,328)	5,800	65,237
Total GERMANY
(Cost - $65,328)		65,237
HONG KONG - 14.6%
Diversified - Sector - 4.4%
Sun Hung Kai Properties Ltd. 1
(Cost - $227,760)	18,151	225,859
Hotel - 2.6%
The Hongkong & Shanghai Hotels 1
(Cost - $105,677)	97,002	132,002
Office - 3.3%
Hongkong Land Holdings Ltd. 1
(Cost - $137,134)	28,852	167,630
Retail - 4.3%
Hang Lung Properties Ltd. 1
(Cost - $186,875)	59,501	218,681
Total HONG KONG
(Cost $657,446)		744,172
ITALY - 1.0%
Office - 1.0%
Beni Stabili SpA 1
(Cost - $50,861)	86,100	53,485
Total ITALY
(Cost - $50,861)		53,485

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
March 31, 2012

	Shares	Value
COMMON STOCK (continued)
JAPAN - 8.0%
Office - 5.8%
Japan Real Estate Investment Corp. 1	12	$105,808
Mitsubishi Estate Co. Ltd. 1	10,355	186,205
Total Office
(Cost - $272,375)		292,013
Retail - 2.2%
United Urban Investment Corp. 1
(Cost - $104,944)	100	114,356
Total JAPAN
(Cost - $377,319)		406,369
NORWAY - 1.5%
Diversified - Sector - 1.5%
Norwegian Property ASA 1
(Cost - $64,803)	48,500	75,658
Total NORWAY
(Cost $64,803)		75,658
SINGAPORE - 2.2%
Diversified - Sector - 2.2%
CapitaLand Ltd. 1
(Cost - $90,068)	44,400	110,311
Total SINGAPORE
(Cost - $90,068)		110,311
UNITED KINGDOM - 7.1%
Office - 3.8%
Derwent London PLC 1	3,500	97,675
Great Portland Estates PLC 1	17,200	99,015
Total Office
(Cost - $188,931)		196,690
Retail - 3.3%
Hammerson PLC 1	15,200	101,088
Shaftesbury PLC 1	8,300	65,390
Total Retail
(Cost - $159,143)		166,478
Total UNITED KINGDOM
(Cost - $348,074)		363,168
UNITED STATES - 48.2%
Healthcare - 7.5%
Brookdale Senior Living, Inc. 2	11,000	205,920
Health Care REIT, Inc.	3,200	175,872
Total Healthcare
(Cost - $334,200)		381,792
Homebuilders - 3.1%
Lennar Corp.
(Cost - $107,433)	5,800	157,644
Industrial - 2.5%
First Industrial Realty Trust, Inc. 2
(Cost - $119,736)	10,000	123,500
Mixed - 2.1%
Kilroy Realty Corp.
(Cost - $97,490)	2,300	107,203
Timber - 1.8%
Rayonier, Inc.
(Cost - $85,131)	2,100	92,589

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
March 31, 2012

	Shares	Value
COMMON STOCK (continued)
Office - 11.8%
Boston Properties, Inc.	1,800	$188,982
Douglas Emmett, Inc.	7,200	164,232
SL Green Realty Corp.	3,200	248,161
Total Office
(Cost - $522,722)		601,375
Regional Malls - 7.7%
Simon Property Group, Inc.
(Cost - $343,636)	2,700	393,336
Residential - 5.5%
Camden Property Trust	2,200	144,650
Essex Property Trust, Inc.	900	136,359
Total Residential
(Cost - $246,633)		281,009
Self Storage - 4.1%
Public Storage
(Cost - $200,763)	1,500	207,255
Strip Centers - 2.1%
DDR Corp.
(Cost - $86,194)	7,400	108,040
Total UNITED STATES
(Cost - $2,143,938)		2,453,743
Total COMMON STOCK
(Cost - $4,409,111)		4,925,790
Total Investments - 96.7%
(Cost - $4,409,111)		4,925,790
Other Assets in Excess of Liabilities - 3.3%		166,329
TOTAL NET ASSETS - 100.0%		$5,092,119

Brookfield Global Listed Real Estate Fund
Notes to Schedule of Investments (Unaudited)
March 31, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company
2 - Non-income producing security.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
March 31, 2012

	Shares	Value
COMMON STOCKS - 98.7%
AUSTRALIA - 4.6%
Infrastructure - Diversified - 2.1%
DUET Group 1
(Cost - $474,810)	257,000	$485,137
Toll Roads - 1.5%
Transurban Group 1
(Cost - $364,704)	62,685	363,287
Transmission & Distribution - 1.0%
Spark Infrastructure Group 1,4
(Cost - $233,222)	161,800	250,332
Total AUSTRALIA
(Cost - $1,072,736)		1,098,756
CANADA - 12.9%
Oil & Gas Storage & Transportation - 12.9%
Enbridge, Inc. 1	41,800	1,623,472
Gibson Energy, Inc. 1	23,600	498,760
TransCanada Corp. 1	22,400	961,845
Total Oil & Gas Storage & Transportation
(Cost - $3,013,269)		3,084,077
Total CANADA
(Cost - $3,013,269)		3,084,077
CHINA - 2.0%
Infrastructure - Diversified - 1.1%
Shenzhen International Holdings Ltd. 1
(Cost - $237,430)	3,716,018	258,638
Toll Roads - 0.9%
Sichuan Expressway Company Ltd. 1
(Cost - $231,871)	583,572	211,352
Total CHINA
(Cost - $469,301)		469,990
FRANCE - 2.6%
Infrastructure - Communications - 1.0%
Eutelsat Communications SA 1
(Cost - $251,067)	6,600	244,111
Toll Roads - 1.6%
Group Eurotunnel SA 1
(Cost - $319,467)	42,289	367,494
Total FRANCE
(Cost - $570,534)		611,605
GERMANY - 1.0%
Airports - 1.0%
Fraport AG 1
(Cost - $219,621)	3,900	244,240
Total GERMANY
(Cost - $219,621)		244,240

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
March 31, 2012

	Shares	Value
COMMON STOCKS (continued)
ITALY - 3.8%
Oil & Gas Storage & Transportation - 1.5%
Snam Rete Gas SpA 1
(Cost - $346,867)	75,500	$363,081
Toll Roads - 2.3%
Atlantia SpA 1
(Cost - $547,695)	32,800	544,627
Total ITALY
(Cost $894,562)		907,708
LUXEMBOURG - 2.1%
Financial - 0.5%
Bilfinger Berger Global Infrastructure SICAV SA 1,3	69,090	117,415
(Cost $113,871)
Infrastructure - Communications - 1.6%
SES SA 1
(Cost $362,574)	14,900	369,810
Total LUXEMBOURG
(Cost - $476,445)		487,225
SPAIN - 1.5%
Toll Roads - 1.5%
Abertis Infraestructuras SA 1
(Cost - $352,072)	21,408	364,664
Total SPAIN
(Cost - $352,072)		364,664
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zurich AG 1
(Cost - $236,991)	647	250,406
Total SWITZERLAND
(Cost - $236,991)		250,406
UNITED ARAB EMIRATES - 0.7%
Ports - 0.7%
DP World Ltd. 1
(Cost - $146,635)	14,400	170,441
Total UNITED ARAB EMIRATES
(Cost - $146,635)		170,441
UNITED KINGDOM - 10.4%
Infrastructure - Diversified - 0.5%
John Laing Infrastructure Fund Ltd. 1,3
(Cost - $115,877)	68,640	116,815
Transmission & Distribution - 5.9%
National Grid PLC 1
(Cost - $1,393,880)	140,100	1,412,038
Water - 4.0%
Severn Trent PLC 1	19,400	479,160
United Utilities Group PLC 1	49,900	480,152
Total Water
(Cost - $959,542)		959,312
TOTAL UNITED KINGDOM
(Cost - $2,469,299)		2,488,165

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
March 31, 2012

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES - 56.0%
Infrastructure - Communications - 10.3%
American Tower Corp.	22,600	$1,424,252
Crown Castle International Corp. 2	11,000	586,740
SBA Communications Corp. 2	9,200	467,452
Total Infrastructure - Communications
(Cost - $2,308,133)		2,478,444
Infrastructure - Diversified - 2.5%
CenterPoint Energy, Inc.	18,200	358,904
Macquarie Infrastructure Company LLC	7,500	247,425
Total Infrastructure - Diversified
(Cost - $604,495)		606,329
Oil & Gas Storage & Transportation - 36.3%
Chesapeake Midstream Partners L.P.	20,200	600,344
El Paso Corp.	31,700	936,735
Enbridge Energy Management LLC	13	404
Energy Transfer Equity L.P.	16,300	656,890
Enterprise Products Partners L.P.	19,000	958,930
MarkWest Energy Partners L.P.	9,600	561,120
NiSource, Inc.	19,500	474,825
NuStar Energy L.P.	4,100	242,228
ONEOK, Inc.	7,100	579,786
Plains All American Pipeline L.P.	7,700	604,065
Regency Energy Partners L.P.	9,500	233,605
Sempra Energy	14,000	839,440
Spectra Energy Corp.	40,400	1,274,619
Sunoco, Inc.	6,000	228,900
Tesoro Logistics L.P.	6,800	237,796
Williams Partners L.P.	4,200	237,678
Total Oil & Gas Storage & Transportation
(Cost - $8,399,760)		8,667,365
Timber - 1.0%
Weyerhaeuser Co.
(Cost - $235,485)	10,700	234,544
Transmission & Distribution - 5.9%
ITC Holdings Corp.	6,100	469,334
NorthWestern Corp.	7,000	248,220
PG&E Corp.	16,200	703,242
Total Transmission & Distribution
(Cost - $1,405,672)		1,420,796
Total UNITED STATES
(Cost - $12,953,545)		13,407,478
Total COMMON STOCKS
(Cost - $22,875,010)		23,584,755
Total Investments - 98.7%
(Cost - $22,875,010)		23,584,755
Other Assets in Excess of Liabilities - 1.3%		317,983
TOTAL NET ASSETS - 100.0%		$23,902,738

Brookfield Global Listed Infrastructure Fund
Notes to Schedule of Investments (Unaudited)
March 31, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Non-income producing security.
3 - ETFs - Exchange Traded Funds.
4 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from qualified institutional buyers. As of  March 31, 2012, the total value of all such investments was $250,332 or 1.04% of net assets.

Brookfield High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS - 92.2%
Basic Industry - 13.1%
AK Steel Corp.	7.63%	05/15/20	$200	$193,000
Associated Materials LLC	9.13	11/01/17	200	194,500
Cascades, Inc. 2	7.88	01/15/20	200	197,500
FMG Resources August 2006 Property Ltd. 1,2,3	6.88	04/01/22	200	195,000
Hexion US Finance Corp./Hexion Novia Scotia Finance ULC	8.88	02/01/18	225	232,875
Huntsman International LLC	8.63	03/15/21	200	224,500
Ineos Group Holdings Ltd. 1,2,3	8.50	02/15/16	200	189,000
Polymer Group, Inc.	7.75	02/01/19	200	210,500
Steel Dynamics, Inc.	7.63	03/15/20	250	270,624
Tembec Industries, Inc. 2	11.25	12/15/18	200	212,000
Trimas Corp.	9.75	12/15/17	200	221,000
United States Steel Corp.	7.00	02/01/18	200	205,500
Verso Paper Holdings LLC/Verso Paper, Inc. 1,3	11.75	01/15/19	75	77,250
Total Basic Industry
(Cost - $2,549,194)				2,623,249
Capital Goods - 8.3%
AAR Corp. 1,3	7.25	01/15/22	150	153,000
Berry Plastics Corp.	9.50	05/15/18	200	212,000
Building Materials Corporation of America 1,3	6.75	05/01/21	250	265,313
Crown Cork & Seal Company, Inc.	7.38	12/15/26	250	265,000
Masonite International Corp. 1,2,3	8.25	04/15/21	250	260,000
Owens-Illinois, Inc.	7.80	05/15/18	250	280,625
Terex Corp.	6.50	04/01/20	100	100,750
Terex Corp.	8.00	11/15/17	125	129,375
Total Capital Goods
(Cost - $1,608,740)				1,666,063
Consumer Cyclical - 15.8%
American Axle & Manufacturing, Inc.	7.88	03/01/17	200	206,500
Chester Downs & Marina LLC 1,3	9.25	01/15/20	250	264,063
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	200	211,000
Jaguar Land Rover PLC 1,2,3	8.13	05/15/21	100	102,500
Levi Strauss & Co.	7.63	05/15/20	200	211,500
Limited Brands, Inc.	7.60	07/15/37	200	201,500
Marina District Finance Comany, Inc.	9.88	08/15/18	200	179,500
McJunkin Red Man Corp.	9.50	12/15/16	200	218,000
MGM Resorts International	7.63	01/15/17	200	206,500
MGM Resorts International 1,3	8.63	02/01/19	50	53,625
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	200	188,000
Pharmaceutical Product Development, Inc. 1,3	9.50	12/01/19	200	217,000
Phillips-Van Heusen Corp.	7.38	05/15/20	250	275,625
Pittsburgh Glass Works LLC 1,3	8.50	04/15/16	200	199,000
Tenneco, Inc.	6.88	12/15/20	200	215,000
Visteon Corp.	6.75	04/15/19	200	203,000
Total Consumer Cyclical
(Cost - $3,042,754)				3,152,313
Consumer Non-Cyclical - 11.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	200	208,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	100	109,250
B&G Foods, Inc.	7.63	01/15/18	250	268,438
C&S Group Enterprises LLC 1,3	8.38	05/01/17	180	189,450
Cenveo Corp.	8.88	02/01/18	100	95,000
Deluxe Corp.	7.00	03/15/19	200	207,000
Iron Mountain, Inc.	8.38	08/15/21	250	271,875
Jarden Corp.	6.13	11/15/22	250	261,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 1,3	9.00	04/15/19	200	197,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25	02/01/21	200	213,000
Service Corporation International	8.00	11/15/21	250	288,750
Total Consumer Non-Cyclical
(Cost - $2,242,284)				2,310,138

Brookfield High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Energy - 16.5%
Arch Coal, Inc. 1,3	7.25%	06/15/21	$200	$184,500
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.	8.63	10/15/20	200	212,500
Calfrac Holdings L.P. 1,3	7.50	12/01/20	200	201,000
Chaparral Energy, Inc.	8.88	02/01/17	200	209,000
Consol Energy, Inc.	8.25	04/01/20	200	209,000
Crosstex Energy L.P./Crosstex Energy Finance Corp.	8.88	02/15/18	200	212,500
EV Energy Partners L.P./EV Energy Finance Corp.	8.00	04/15/19	225	230,625
Frac Tech Services LLC/Frac Tech Finance, Inc. 1,3	7.63	11/15/18	250	261,250
Hercules Offshore, Inc. 1,3	10.50	10/15/17	200	209,500
Hilcorp Energy I LP/Hilcorp Finance Co. 1,3	8.00	02/15/20	200	216,000
Key Energy Services, Inc.	6.75	03/01/21	250	256,875
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	200	215,500
Precision Drilling Corp. 2	6.63	11/15/20	250	261,874
SESI LLC 1,3	7.13	12/15/21	200	216,000
Trinidad Drilling Ltd. 1,2,3	7.88	01/15/19	200	212,750
Total Energy
(Cost - $3,296,483)				3,308,874
Finance & Investment - 0.5%
Hexion U.S. Finance Corp. 1,3
(Cost - $100,000)	6.63	04/15/20	100	102,250
Media - 3.3%
Cablevision Systems Corp.	8.63	09/15/17	200	217,750
CCO Holdings LLC/CCO Holdings Captial Corp.	8.13	04/30/20	200	222,000
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	200	217,250
Total Media
(Cost - $634,391)				657,000
Real Estate - 1.0%
Realogy Corp. 1,3
(Cost - $175,816)	7.88	02/15/19	200	200,000
Services Cyclical - 3.5%
AMC Entertainment, Inc.	8.75	06/01/19	250	261,875
Caesars Entertainment Operating Company, Inc.	11.25	06/01/17	200	218,000
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.	9.13	08/01/18	200	224,500
Total Services Cyclical
(Cost - $683,243)				704,375
Services Non-Cyclical - 3.4%
Fresenius Medical Care US Finance II, Inc. 1,3	5.88	01/31/22	200	205,500
HCA, Inc.	8.00	10/01/18	250	272,500
Health Management Associates, Inc. 1,3	7.38	01/15/20	200	204,000
Total Services Non-Cyclical
(Cost - $670,207)				682,000
Technology & Electronics - 4.1%
Coleman Cable, Inc.	9.00	02/15/18	200	210,500
First Data Corp. 1,3	7.38	06/15/19	200	203,750
First Data Corp. 1,3	8.25	01/15/21	200	195,500
Freescale Semiconductor, Inc. 1,3	9.25	04/15/18	200	219,000
Total Technology & Electronics
(Cost - $779,381)				828,750
Telecommunications - 8.4%
CenturyLink, Inc.	6.45	06/15/21	200	205,302
Cincinnati Bell, Inc.	8.38	10/15/20	200	201,000
DISH DBS Corp.	6.75	06/01/21	200	215,500
Frontier Communications Corp.	7.13	03/15/19	250	250,625
inVentiv Health, Inc. 1,3	10.00	08/15/18	200	181,000
Lamar Media Corp.	7.88	04/15/18	200	218,750
Level 3 Financing, Inc. 1,3	8.63	07/15/20	200	210,000
Windstream Corp.	7.00	03/15/19	200	204,000
Total Telecommunications
(Cost - $1,654,193)				1,686,177

Brookfield High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Utility - 2.7%
Calpine Corp. 1,3	7.25%	10/15/17	$200	$212,000
Mueller Water Products, Inc .	7.38	06/01/17	325	320,125
Total Utility
(Cost - $522,960)				532,125
Total HIGH YIELD CORPORATE BONDS
(Cost - $17,959,646)				18,453,314
Total Investments - 92.2%
(Cost - $17,959,646)				18,453,314
Other Assets in Excess of Liabilities - 7.8%				1,555,731
TOTAL NET ASSETS - 100.0%				$20,009,045

Brookfield High Yield Fund
Notes to Schedule of Investments (Unaudited)
March 31, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the total value of all such investments was $5,796,201 or 28.97% of net assets.

2 - Foreign security or a U.S. security of a foreign company.
3 - Private Placement.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security, or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued ordiscount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation
Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

In addition, whenever developments in one or more securities markets after the close of the principal markets and before the time the Fund determines its net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund’s net asset value per share, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long- term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to Brookfield Investment Management Inc. (the “Advisor”).  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Advisor’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Advisor’s management team.

To assess the continuing appropriateness of security valuations, the Advisor (or its third party service provider who is subject to oversight by the Advisor), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

Level 2 -
inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

Level 3 -	significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

Brookfield Global Listed Real Estate Fund

Valuation Inputs	Common Stocks	Total
Level 1 - Quoted Prices	$2,718,691	$2,718,691
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,207,099	2,207,099
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,925,790	$4,925,790

Brookfield Global Listed Infrastructure Fund

Valuation Inputs	Common Stocks	Total
Level 1 - Quoted Prices	$16,896,228	$16,896,228
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	6,688,527	6,688,527
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,584,755	$23,584,755

Brookfield High Yield Fund

Valuation Inputs	High Yield Corporate Bonds	Total
Level 1 - Quoted Prices	$-	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	12,124,988	12,124,988
Level 3 - Significant Unobservable Inputs	6,328,326	6,328,326
Total	$18,453,314	$18,453,314

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Total
Balance as of December 31, 2011	$4,317,750	$4,317,750
Accrued Discounts (Premiums)	1,517	1,517
Realized Gain (Loss)	37,451	37,451
Change in Unrealized Appreciation (Depreciation)	144,084	144,084
Purchases at Cost	3,070,624	3,070,624
Sales Proceeds	(618,600)	(618,600)
Transfers into Level 3	-	-
Transfers out of Level 3	(624,500)	(624,500)	(a)
Balance as of March 31, 2012	$6,328,326	$6,328,326
Change in unrealized gains or losses relating to assets still held at reporting date	$135,099	$135,099

(a) Transferred due to increase/decrease of observable market data for these securities primarily an increase in trade basis information versus dealer quotes.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at March 31, 2012 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Real Estate Fund	$4,409,111	$520,644	$ (3,788)	$516,679
Brookfield Infrastructure Fund	22,875,079	788,722	(161,571)	709,676
Brookfield High Yield Fund	17,959,646	571,548	(77,880)	493,668

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective, based on their evaluation of such disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)*/s/ Kim G. Redding
  Kim G. Redding
  President and Principal Executive Officer

Date  May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Kim G. Redding
   Kim G. Redding
   President and Principal Executive Officer

Date  May 22, 2012

By (Signature and Title)*/s/ Steven M. Pires
  Steven M. Pires
  Treasurer and Principal Financial Officer

Date  May 22, 2012

* Print the name and title of each signing officer under his or her signature.